Client Name:
Client Project Name:	GSMBS 2026-CES4
Start - End Dates:	7/05/2024 - 12/26/2025
Deal Loan Count:	395

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH121	Bankruptcy history does not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	Credit/Mtg History	CRDCRMH855	Willingness to Repay Not Demonstrated	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Compliance	XXX Home Equity	CMPXXXHE320	XXX Equity - XXX Equity : Missing T.42 Title Endorsement	4
Compliance	XXX Home Equity	CMPXXXHE321	XXX Equity - XXX Equity : Missing T.42.1 Title Endorsement	4
Total				14

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